Fair Value of Bitcoin (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Realized investment gains (loss)	$ 396,190	$ 378,155	$ 995,469	$ 52,062,954	$ 52,607,095	$ 1,039,910
Unrealized gain (loss) on investments	48,397,452	$ (21,593,816)	26,640,962	$ 4,021,344	68,351,967	69,445,270
Investment owned, unrecognized unrealized appreciation (depreciation), net	26,646,482		26,646,482		68,348,645	69,445,176
Resulting from the Change in Liabilities Denominated In Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			314		23,938	15,111
Investment owned, unrecognized unrealized appreciation (depreciation), net	$ 5,520		5,520		3,322	94
On Investment in Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			$ 995,155		$ 52,631,033	$ 1,055,021